Non-Current Liabilities - Financial Liabilities (Tables)	12 Months Ended
Jun. 30, 2023
Categories of non-current financial liabilities [abstract]
Disclosure of Summary of Noncurrent Financial Liabilities

	June 30, 2023	June 30, 2022

	US$	US$
Carrying amount at July 1	—	—
Funding at fair value	84,500,000	—
Interest expense on DFA	13,462,160
Fair value adjustment gain on DFA	(12,302,160)	—
Total financial liabilities	85,660,000	—